Restructuring - Schedule of Restructuring and Related Costs (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 2.2	$ 3.1
Acquisition of Mirion accrued restructuring	2.2
Restructuring charges	1.4	1.5	$ 5.5
Payments	(1.8)	(2.3)
Adjustments	(0.4)	(0.1)
Restructuring reserve, ending balance	$ 1.4	$ 2.2	$ 3.1